INCOME TAX - By tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss (income) from continuing operation before income taxes:
PRC	¥ (189,790)	¥ 3,093,763	¥ 144,885
Other jurisdictions	804,649	847,831	683,433
Total loss from continuing operations before income taxes	614,859	3,941,594	828,318
Current tax expenses:
PRC	337,629	279,646	375,388
Other jurisdictions		708
Total current tax expenses	337,629	280,354	375,388
Deferred tax benefits:
PRC	(181,576)	(295,931)	(99,153)
Total deferred tax benefits	(181,576)	(295,931)	(99,153)
Total income taxes expenses (benefits)	¥ 156,053	¥ (15,577)	¥ 276,235